Statements of Changes in Shareholders' Equity - CAD ($) $ in Millions	Total	Shareholders' Capital [member]	Other Reserves [member]	Deficit [member]
Beginning balance at Dec. 31, 2020	$ 323.1	$ 2,187.0	$ 103.6	$ (1,967.5)
Statement [LineItems]
Net and comprehensive income	414.0			414.0
Equity offering, net of costs	24.2	24.2
Share-based compensation	2.3		2.3
Issued on exercise of equity compensation plans	(0.1)	2.6	(2.7)
Ending balance at Dec. 31, 2021	763.5	2,213.8	103.2	(1,553.5)
Statement [LineItems]
Net and comprehensive income	810.1			810.1
Share-based compensation	4.7		4.7
Issued on exercise of equity compensation plans	1.4	8.1	(6.7)
Ending balance at Dec. 31, 2022	$ 1,579.7	$ 2,221.9	$ 101.2	$ (743.4)